Consolidated and Combined Carve-Out Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows provided by operating activities:
Net income		$ 40,442	[1],[2]	$ 27,392	[1],[2]	$ 15,064	[3],[4]
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation		48,844	[1],[2]	34,322	[1],[2]	23,768	[3],[4]
Amortization of contract intangibles / liabilities		(1,518)	[1]	(1,518)	[1]	(1,518)	[3]
Amortization of deferred revenue		(1,913)	[1]	(1,170)	[1]	(427)	[3]
Amortization of deferred debt issuance cost		1,149	[1]	3,021	[1]	1,741	[3]
Goodwill impairment charge	[1],[2]	6,217
Income tax expense		(59)	[1],[2]	15	[1],[2]	2,827	[3],[4]
Income taxes paid	[1]	(348)		(731)
Unrealized (gain) loss on derivative instruments		390	[1]	3,910	[1]	(1,770)	[3]
Unrealized (gain) loss on foreign currency transactions		22	[1]	(136)	[1]	32	[3]
Other items	[1]			(16)
Changes in operating assets and liabilities
Decrease (increase) in trade accounts receivable	[3]					99
Decrease (increase) in amounts due from related parties		1,008	[1]	(49)	[1]	(77)	[3]
Decrease (increase) in inventories		210	[1]	58	[1]	197	[3]
Decrease (increase) in other current assets		1,222	[1]	(172)	[1]	2,555	[3]
Increase (decrease) in trade accounts payable		45	[1]	337	[1]	662	[3]
Increase (decrease) in accrued expenses		(737)	[1]	(2,092)	[1]	771	[3]
Increase (decrease) prepaid revenue		(4,306)	[1]	793	[1]	101	[3]
Increase (decrease) in amounts due to related parties		(1,508)	[1]	(4,625)	[1]	109	[3]
Increase (decrease) in other liabilities	[3]					26
Net cash provided by operating activities (Note 20)		89,160	[1]	59,339	[1]	44,160	[3]
Cash flows from investing activities:
Disposals (additions) to vessel and equipment		(1,526)	[1]	6	[1]	215	[3]
Net cash used in investing activities		(46,488)	[1]	(121,946)	[1]	(55,468)	[3]
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 16)				377,813	[1]	45,422	[3]
Proceeds from issuance of long-term debt from related parties (Note 16 and 18)				12,000	[1]	10,453	[3]
Repayment of long-term debt (Note 16)		(78,276)	[1]	(420,196)	[1]	(142,873)	[3]
Repayment of long-term debt from related parties	[1]	(32,253)		(10,612)
Accumulated interest from related party	[1]			263
Payments of debt issuance cost		(9)	[1]	(5,004)	[1]	(1,098)	[3]
Repurchase of common units	[1]	(2,298)
Changes in payables to related parties	[3]					(15,174)
Contributions from/distribution to owner, net (Note 20)	[3]					11,623
Proceeds from public offerings, net of underwriters' discount		116,924	[1]	147,023	[1]	168,313	[3]
Cash distributed to KNOT	[3]					(21,954)
Offering cost		(293)	[1]	(340)	[1]	(2,201)	[3]
Cash distribution		(53,370)	[1]	(36,637)	[1]	(13,163)	[3]
Change in restricted cash				458	[1]	(458)	[3]
Net cash provided by (used in) financing activities		(49,575)	[1]	64,768	[1]	38,890	[3]
Effect of exchange rate changes on cash		(270)	[1]	(251)	[1]	(33)	[3]
Net increase in cash and cash equivalents		7,173	[1]	1,910	[1]	27,549	[3]
Cash and cash equivalents at the beginning of the year		30,746	[1]	28,836	[1],[3]	1,287	[3]
Cash and cash equivalents at the end of the year	[1]	23,573		30,746		28,836	[3]
Carmen Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired	[3]					$ (55,683)
Hilda Knutsen and Torill Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired	[1]			(105,296)
Dan Cisne [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired	[1]			$ (16,656)
Dan Sabia [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired	[1]	(36,843)
Ingrid Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired	[1]	$ (8,119)

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations
[3]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations